UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

Unified Fund Services, Inc.     2960 N. Meridian Street, Suite 300     Indianapolis, IN 46208
                     (Address of principal executive offices)                (Zip code)

Christopher E. Kashmerick
Unified Fund Services, Inc.
2960 N. Meridian Street, Suite 300
Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code:    317-917-7000

Date of fiscal year end:         06/30

Date of reporting period:     3/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

IMS Capital Value Fund
Schedule of Investments
March 31, 2010 (Unaudited)

Common Stocks - 97.36%	Shares	Value

Agricultural Chemicals - 2.00%
Scotts Miracle-Gro Co. - Class A	31,500	$1,460,025

Banks & Financial Services - 10.44%
Ameriprise Financial, Inc.	32,000	1,451,520
Astoria Financial Corp.	67,000	971,500
Federated Investors, Inc. - Class B	53,400	1,408,692
Northern Trust Corp.	30,500	1,685,430
SEI Investments Co.	96,200	2,113,514
		7,630,656

Bituminous Coal & Lignite Surface Mining - 3.33%
Massey Energy Co.	46,500	2,431,485

Builders - 7.72%
M.D.C. Holdings, Inc.	44,200	1,529,762
Meritage Homes Corp. (a)	97,300	2,043,300
Toll Brothers, Inc. (a)	99,400	2,067,520
		5,640,582

Communications & Communications Equipment - 5.02%
CenturyTel, Inc.	57,800	2,049,588
L-3 Communications Holdings, Inc.	17,700	1,621,851
		3,671,439

Computer Related Services & Equipment - 12.32%
Check Point Software Technologies, Ltd. (a)	75,700	2,654,042
Computer Sciences Corp. (a)	40,900	2,228,641
Intuit, Inc. (a)	77,500	2,661,350
VeriSign, Inc. (a)	56,000	1,456,560
		9,000,593

Drilling Oil & Gas Wells - 2.53%
Helmerich & Payne, Inc.	48,600	1,850,688

Electrical Components - 2.07%
Avnet, Inc. (a)	50,500	1,515,000

Food & Beverage - 7.67%
Del Monte Foods Co.	97,900	1,429,340
J.M. Smucker Co. / The	30,300	1,825,878
Tyson Foods, Inc. - Class A	122,600	2,347,790
		5,603,008

*See accompanying notes which are an integral part of these financial statements.

IMS Capital Value Fund
Schedule of Investments
March 31, 2010 (Unaudited)

Common Stocks - 97.36% - continued	Shares	Value

Healthcare - 6.88%
Gentiva Health Services, Inc. (a)	38,700	$1,094,436
Hill-Rom Holdings, Inc.	64,700	1,760,487
Patterson Companies, Inc.	70,000	2,173,500
		5,028,423

Insurance - 7.90%
Aon Corp.	49,100	2,097,061
First American Corp.	61,100	2,067,624
HCC Insurance Holdings, Inc.	58,300	1,609,080
		5,773,765

Miscellaneous Manufacturing Industries - 1.95%
Hillenbrand, Inc.	64,700	1,422,753

Personal Services - 10.86%
Equifax, Inc.	69,200	2,477,360
Iron Mountain, Inc.	51,700	1,416,580
Paychex, Inc.	48,300	1,482,810
Service Corporation International	278,700	2,558,466
		7,935,216

Pharmaceutical Goods - 5.17%
King Pharmaceuticals, Inc. (a)	186,700	2,195,592
Watson Pharmaceuticals, Inc. (a)	37,800	1,578,906
		3,774,498

Plastic Products - 1.68%
Newell Rubbermaid, Inc.	81,000	1,231,200

Radio Telephone Communications - 3.44%
NII Holdings, Inc. (a)	60,300	2,512,098

Restaurants - 2.04%
Jack in the Box, Inc. (a)	63,400	1,493,070

Retail - 1.90%
Safeway, Inc.	55,800	1,387,188

Utility - 2.44%
TECO Energy, Inc.	112,400	1,786,036

TOTAL COMMON STOCKS (Cost $60,598,948)		71,147,723

*See accompanying notes which are an integral part of these financial statements.

IMS Capital Value Fund
Schedule of Investments
March 31, 2010 (Unaudited)

Money Market Securities - 2.75%	Shares	Value

Federated Prime Obligations Fund - Institutional Shares, 0.11% (b)	2,011,010	$2,011,010

TOTAL MONEY MARKET SECURITIES (Cost $2,011,010)		2,011,010

TOTAL INVESTMENTS (Cost $62,609,958) - 100.11%		$73,158,733

Liabilities in excess of other assets - (0.11)%		(79,740)

TOTAL NET ASSETS - 100.00%		$73,078,993

(a) Non-income producing.
(b) Variable rate security; the rate shown represents the coupon rate at March 31, 2010.

Tax Related
Gross unrealized appreciation		$12,752,438
Gross unrealized depreciation		(2,203,663)
Net unrealized appreciation		$10,548,775

Aggregate cost of securities for income tax purposes		$62,609,958

*See accompanying notes which are an integral part of these financial statements.

IMS Strategic Income Fund
Schedule of Investments
March 31, 2010 (Unaudited)

Common Stocks - 19.87%	Shares	Value

Banks & Financial Services - 2.86%
Canadian Imperial Bank of Commerce	9,500	$693,500
HSBC Holdings PLC (a)	13,700	694,453
		1,387,953

Cigarettes - 3.98%
Altria Group, Inc.	32,400	664,848
Lorillard, Inc.	7,600	571,824
Vector Group, Ltd.	45,000	694,350
		1,931,022

Communications - 1.44%
Windstream Corp.	64,000	696,960

Electric - Integrated - 3.90%
PG&E Corp.	16,700	708,414
Progress Energy, Inc.	15,000	590,400
Xcel Energy, Inc.	28,100	595,720
		1,894,534

Food & Beverage - 4.36%
H.J. Heinz Co.	15,100	688,711
Holdco (b) (i) (k)	14,706	7,353
Kraft Foods, Inc. - Class A	23,400	707,616
Sysco Corp.	24,100	710,950
		2,114,630

Gas - Distribution - 1.43%
Nicor, Inc.	16,600	695,872

Medical - Drugs - 1.90%
AstraZeneca PLC (a)	10,700	478,504
Pfizer, Inc.	25,975	445,471
		923,975

Recreation - 0.00%
Bally Total Fitness Holdings Corp. (b) (i) (k)	421	-

TOTAL COMMON STOCKS (Cost $10,068,188)		9,644,946

Real Estate Investment Trusts - 2.51%

Annaly Capital Management, Inc.	70,800	1,216,344

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,176,414)		1,216,344

*See accompanying notes which are an integral part of these financial statements.

IMS Strategic Income Fund
Schedule of Investments
March 31, 2010 (Unaudited)

Preferred Securities - 8.00%	Shares	Value

Preferred Securities - 6.93%
Comcast Corp., - Series B, 7.000%	32,200	$817,880
Holdco - Series A, 10.000% (b) (i) (k)	147	147,000
KeyCorp Capital X, 8.000%	24,000	593,040
MetLife, Inc., - Series B, 6.500%	30,000	736,500
Public Storage - Series E, 6.750%	15,884	382,328
Western United Holding - Series A, 6.260% (b) (c) (i)	74,836	688,491
		3,365,239

Convertible Preferred Securities - 1.07%
Archer-Daniels-Midland Co., 6.25%	12,700	519,049

TOTAL PREFERRED SECURITIES (Cost $5,653,736)		3,884,288

Income Trusts - 3.24%

Oil Royalty Trusts - 3.24%
Penn West Energy Trust	45,617	963,431
Provident Energy Trust	79,000	609,090

TOTAL INCOME TRUSTS (Cost $1,729,524)		1,572,521

Warrants - 0.00%

Bally Total Fitness Holdings Corp. (b) (i) (k)	1,038	-

TOTAL WARRANTS (Cost $0)		-
	Principal
Corporate Bonds - 45.02%	Amount

Alcoa, Inc., 5.550%, 02/01/2017	$700,000	704,166
Altria Group, Inc., 9.950%, 11/10/2038	600,000	790,142
American Airlines, Inc., Series 91C2, 9.730%, 09/29/2014 (d) (i)	1,247,773	1,010,697
American International Group, Inc., 9.000%, 02/28/2028 (f)	1,200,000	1,104,000
Bridgemill Finance, LLC, 8.000%, 07/15/2017 (g) (i)	1,400,000	1,120,000
Clearwire Communications LLC 12.000%, 12/01/2015 (g)	1,000,000	1,022,500
CNA Financial Corp., 7.350%, 11/15/2019	1,100,000	1,151,624
Forster Drilling Corp., 10.000%, 01/15/2013 (e) (g) (i)	910,000	709,800
General Electric Capital Corp., 6.875%, 01/10/2039	600,000	649,278
Genworth Financial, Inc., 4.950%, 10/01/2015	750,000	729,088
Lehman Brothers Holdings, 8.500%, 05/23/2022 (e)	1,000,000	237,500
Leiner Health Products, Inc., 11.000%, 06/01/2012 (e)	1,500,000	136,875
Lucent Technologies, Inc., 6.450%, 03/15/2029	2,000,000	1,420,000
Mercer International, Inc., 9.250%, 02/15/2013	1,250,000	1,218,750
MGM Mirage, Inc., 13.000%, 11/15/2013	600,000	702,000
North Atlantic Trading Co., Inc., 10.000%, 03/01/2012 (g)	2,000,000	1,750,000
O&G Leasing, LLC, 10.500%, 09/15/2013 (g) (i)	1,530,000	1,224,000
Pioneer Natural Resources Co., 7.500%, 01/15/2020	700,000	723,728
Plaza Orlando Condo Association, Inc., 5.500%, 05/15/2031 (g) (i)	252,000	177,912

*See accompanying notes which are an integral part of these financial statements.

IMS Strategic Income Fund
Schedule of Investments
March 31, 2010 (Unaudited)
	Principal
Corporate Bonds - 45.02% - continued	Amount	Value

Reinsurance Group of America, 6.450%, 11/15/2019	$800,000	$837,446
Reynolds American, Inc., 7.625%, 06/01/2016	600,000	674,999
Schwab Capital Trust I, 7.500%, 11/15/2037 (f)	1,280,000	1,278,191
State Street Capital Trust, 8.250%, 03/15/2042 (f)	600,000	621,366
Wise Metals Group, LLC, 10.250%, 05/15/2012	1,000,000	750,000
Zions Bancorp, 7.750%, 09/23/2014	1,100,000	1,110,518

TOTAL CORPORATE BONDS (Cost $25,390,738)		21,854,580

Reverse Convertible Notes - 2.47%

Royal Bank of Canada, 12.000%, 04/30/2010
convertible to JPMorgan Chase	600,000	600,000
Royal Bank of Canada, 11.500%, 04/30/2010
convertible to US Bancorp	600,000	600,000

TOTAL REVERSE CONVERTIBLE NOTES (Cost $1,200,000)		1,200,000

Foreign Bonds Denominated in US Dollars - 8.76%

AES Dominicana Energia Finance S.A., 11.000%, 12/13/2015 (g)	863,000	906,150
BSP Finance BV, 10.750%, 11/01/2011	600,000	543,480
Fairfax Financial Holdings, 7.750%, 07/15/2037	1,000,000	955,000
New Asat (Finance), Ltd., 9.250%, 02/01/2011 (e) (i)	1,500,000	300,000
Rabobank Netherland, 11.000% (f) (g) (j)	500,000	645,316
UPM-KYMME Corp., 7.450%, 11/26/2027 (g)	1,100,000	901,218

TOTAL FOREIGN BONDS DENOMINATED
IN US DOLLARS (Cost $5,367,147)		4,251,164

Certificates of Deposit - 0.10%

Summit Securities CD, 8.500%, 11/29/2007 (b) (h) (i)	250,000	22,575
Summit Securities CD, 8.500%, 12/26/2007 (b) (h) (i)	300,000	27,090

TOTAL CERTIFICATES OF DEPOSIT (Cost $483,921)		49,665

*See accompanying notes which are an integral part of these financial statements.

IMS Strategic Income Fund
Schedule of Investments
March 31, 2010 (Unaudited)

Money Market Securities - 4.92%	Shares	Value

Federated Prime Obligations Fund - Institutional Shares, 0.11% (f)	2,387,451	$2,387,451

TOTAL MONEY MARKET SECURITIES (Cost $2,387,451)		2,387,451

TOTAL INVESTMENTS (Cost $53,457,119) - 94.89%		$46,060,959

Other assets less Liabilities - 5.11%		2,482,326

TOTAL NET ASSETS - 100.00%		$48,543,285

(a) American Depositary Receipt.
(b) Non-income producing.
(c) As of March 31, 2010, subsidiary companies have filed bankruptcy.
(d) Asset-backed security.
(e) Issue is in default.
(f) Variable rate security; the rate shown represents the rate at March 31, 2010.
(g) Restricted security purchased pursuant to Rule 144A of the Securities Act of 1933.
(h) As of March 31, 2010, company has filed bankruptcy. All interest and principal payments have been halted
(i) This security is currently valued according to fair value procedures approved by the Trust.
(j) Perpetual Bond - the bond has no maturity date.
(k) Security received as part of bond reorganization.

Tax Related
Gross unrealized appreciation		$1,222,678
Gross unrealized depreciation		(8,618,838)
Net unrealized depreciation		$(7,396,160)

Aggregate cost of securities for income tax purposes		$53,457,119
*See accompanying notes which are an integral part of these financial statements.

IMS Dividend Growth Fund
Schedule of Investments
March 31, 2010 (Unaudited)

Common Stocks - 92.15%	Shares	Value

Apparel Manufacturers - 2.30%
VF Corp.	3,509	$281,246

Banks & Financial Services - 4.85%
Bank of Nova Scotia	6,112	305,722
Federated Investors, Inc. - Class B	10,945	288,729
		594,451

Biological Products - 1.96%
Meridian Bioscience, Inc.	11,793	240,223

Cellular Telecommunications - 5.05%
China Mobile, Ltd. (a)	6,493	312,443
Vodafone Group plc (a)	13,117	305,495
		617,938

Coatings/Paint - 2.44%
RPM International, Inc.	14,023	299,251

Computer Related Services & Equipment - 5.58%
Diebold, Inc.	10,005	317,759
Intel Corp.	16,397	364,997
		682,756

Cosmetics & Toiletries - 2.40%
Procter & Gamble Co./The	4,641	293,636

Diversified Manufacturing Operations - 2.35%
Crane Co.	8,107	287,798

Electric Components - 9.98%
Alliant Energy Corp.	9,237	307,223
Emerson Electric Co.	5,967	300,379
FirstEnergy Corp.	8,157	318,857
Integrys Energy Group, Inc.	6,242	295,746
		1,222,205

Food & Beverage - 5.14%
Coca-Cola Co/The	6,019	331,045
Sysco Corp.	10,116	298,422
		629,467

Gas - Distribution - 2.02%
Northwest Natural Gas Company	5,319	247,865

Insurance - 2.67%
First American Corp.	9,645	326,387

*See accompanying notes which are an integral part of these financial statements.

IMS Dividend Growth Fund
Schedule of Investments
March 31, 2010 (Unaudited)

Common Stocks - 92.15% - continued	Shares	Value

Oil Companies - 9.80%
BP plc (a)	5,254	$299,846
Chevron Corp.	4,101	310,979
Marathon Oil Corp.	9,208	291,341
Royal Dutch Shell PLC (a)	5,152	298,095
		1,200,261

Pharmaceutical Goods - 12.51%
Abbott Laboratories	5,552	292,479
Eli Lilly & Co.	8,645	313,122
GlaxoSmithKline plc (a)	7,821	301,265
Johnson & Johnson	5,003	326,196
Pfizer, Inc.	17,380	298,067
		1,531,129

Restaurants - 2.43%
McDonald's Corp.	4,465	297,905

Retail - 2.64%
Wal-Mart Stores, Inc.	5,821	323,648

Semiconductors - 2.61%
Linear Technology Corp.	11,306	319,734

Services - 2.40%
Paychex, Inc.	9,554	293,308

Steel Producers - 2.67%
Carpenter Technology Corp.	8,920	326,472

Telephone - Integrated - 5.22%
CenturyTel, Inc.	8,664	307,225
Verizon Communications, Inc.	10,697	331,821
		639,046

Transport - Rail - 2.32%
Norfolk Southern Corp.	5,071	283,418

Wireless Equipment - 2.81%
Nokia Corp. (a)	22,113	343,636

TOTAL COMMON STOCKS (Cost $10,207,955)		11,281,780

Real Estate Investment Trusts - 2.38%

Senior Housing Properties Trust	13,176	291,848

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $261,438)		291,848

*See accompanying notes which are an integral part of these financial statements.

IMS Dividend Growth Fund
Schedule of Investments
March 31, 2010 (Unaudited)

	Principal
Corporate Bonds - 2.26%	Amount	Value

Evergreen International Aviation, Inc., 12.000%, 05/15/2010	$260,000	$258,493
Leiner Health Products, Inc., 11.000%, 06/01/2012 (c)	200,000	18,250

TOTAL CORPORATE BONDS (Cost $458,054)		276,743

Money Market Securities - 3.22%	Shares

Federated Prime Obligations Fund - Institutional Shares, 0.11% (b)	394,778	394,778

TOTAL MONEY MARKET SECURITIES (Cost $394,778)		394,778

TOTAL INVESTMENTS (Cost $11,322,225) - 100.01%		$12,245,149

Liabilities in excess of other assets - (0.01)%		(1,714)

TOTAL NET ASSETS - 100.00%		$12,243,435

(a) American Depositary Receipt.
(b) Variable rate security; the rate shown represents the coupon at March 31, 2010.
(c) Issue is in default.

Tax Related
Gross unrealized appreciation		$1,192,691
Gross unrealized depreciation		(269,767)
Net unrealized appreciation		$922,924

Aggregate cost of securities for income tax purposes		$11,322,225

*See accompanying notes which are an integral part of these financial statements.

IMS Funds
Related Notes to the Schedule of Investments
March 31, 2010
(Unaudited)

Security Transactions and Related Income - Each Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. For bonds that miss a scheduled interest payment, after the grace period, all interest accrued on the bond is written off and no additional interest will be accrued. However, for illiquid or fair valued bonds, if the Advisor’s research indicates a high recovery rate in restructuring, and the Fund expects to hold the bond until the issue is restructured, past due interest may not be written off in its entirety. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, American Depositary Receipts, real estate investment trusts, income trusts, and preferred and convertible preferred securities, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities. The Advisor has used inputs such as restructuring settlements and liquidation proceeds in determining the fair value of such Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities such as corporate bonds, restricted corporate bonds, asset-backed securities, certificates of deposit, reverse convertible notes, and foreign bonds denominated in US dollars, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The Advisor has used inputs such as evaluated broker quotes in inactive markets, the outcomes of restructuring discussions and the value of secured assets designated as collateral, discussions with underwriters regarding the sales of assets and the payment of past interest due and face value of the bond, bids or market trading in active markets, pricing of similar maturity and rated bonds, issuers calling other issued bonds, restructuring settlements and liquidation proceeds, and the financial condition of the issuer in determining the fair value of such Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Value Fund’s investments as of March 31, 2010:

		Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$71,147,723	$-	$-	$71,147,723

Money Market Securities	2,011,010	-	-	2,011,010

Total	$73,158,733	$-	$-	$73,158,733
*See the Schedule of Investments for industry classifications.

The Value Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

The following is a summary of the inputs used to value the Income Fund’s investments as of March 31, 2010:

		Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$8,464,636	$-	$7,353	$8,471,989

American Depositary Receipts*	1,172,957	-	-	1,172,957

Real Estate Investment Trusts	1,216,344	-	-	1,216,344

Preferred Securities	2,529,748	-	835,491	3,365,239

Convertible Preferred Securities	519,049	-	-	519,049
	-
Income Trusts	1,572,521	-	-	1,572,521

Corporate Bonds	-	14,839,671	-	14,839,671

Restricted Corporate Bonds	-	2,772,500	3,231,712	6,004,212

Corporate Bonds - Asset-Backed Securities	-	-	1,010,697	1,010,697

Reverse Convertible Notes	-	1,200,000	-	1,200,000

Foreign Bonds Denominated in US Dollars	-	1,498,480	300,000	1,798,480

Restricted Foreign Bonds Denominated in US Dollars	-	2,452,684	-	2,452,684

Certificates of Deposit	-	-	49,665	49,665
			-
Money Market Securities	2,387,451	-	-	2,387,451

Total	$17,862,706	$22,763,335	$5,434,918	$46,060,959
*See the Schedule of Investments for industry classifications.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Income Fund:

	Balance as of June 30, 2009	Realized gain (loss)	(Amortization) / Accretion	Change in unrealized appreciation (depreciation)	Net purchase(sales)	Transfers in and/or out of Level 3	Balance as of March 31, 2010

Common Stocks	$ -	$ -	$ -	$ -	$ -	$ 7,353	$ 7,353

Preferred Securities	949,669	-	-	(261,178)	-	147,000	835,491

Corporate Bonds	1,806,000	(62,738)	10,317	(23,579)	(746,000)	(984,000)	-

Restricted Corporate Bonds	3,937,375	-	4,298	(584,961)	-	(125,000)	3,231,712

Corporate Bonds - Asset-Backed Securities	598,000	-	(1,715)	414,412	-	-	1,010,697

Foreign Bonds Denominated in US Dollars	451,000	-	-	361,000	-	(512,000)	300,000

Certificates of Deposit	49,665	-	-	-	-	-	49,665

Total	$ 7,791,709	$ (62,738)	$ 12,900	$ (94,306)	$ (746,000)	$ (1,466,647)	$ 5,434,918

       The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at March 31, 2010 was $ (2,128,505).

Total Change in Unrealized Appreciation (Depreciation)

Common Stock	$(112,417)

Preferred Securities	(2,192,786)

Restricted Corporate Bonds	(290,496)

Corporate Bonds - Asset-Backed Securities	467,194

Total	$(2,128,505)

The following is a summary of the inputs used to value the Dividend Growth Fund’s investments as of March 31, 2010:

		Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$9,421,000	$-	$-	$9,421,000

American Depositary Receipts*	$1,860,780	-	-	1,860,780

Real Estate Investment Trusts	291,848	-	-	291,848

Corporate Bonds	-	276,743	-	276,743

Money Market Securities	394,778	-	-	394,778

Total	$11,968,406	$276,743	$-	$12,245,149

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Dividend Growth Fund:

	Balance as of June 30, 2009	Realized gain (loss)	(Amortization) / Accretion	Change in unrealized appreciation (depreciation)	Net purchases (sales)	Transfers in and/or out of Level 3	Balance as of March 31, 2010

Corporate Bonds	$ 248,560	$ -	$ 8,206	$ (1,966)	$ -	$ (254,800)	$ -

Restricted Corporate Bonds	134,250	(27,295)	194	12,851	(120,000)	-	-

Total	$ 382,810	$ (27,295)	$ 8,400	$ 10,885	$ (120,000)	$ (254,800)	$ -

The Funds did not hold any derivative instruments during the reporting period ended March 31, 2010.

Item 2. Controls and Procedures.

(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of May 17, 2010, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant             Unified Series Trust_______________

By
/s/ Melissa K. Gallagher
 Melissa K. Gallagher, President

Date           05/28/10
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/ Melissa K. Gallagher
Melissa K. Gallagher, President

Date           05/28/10
By
/s/ Christopher E. Kashmerick
Christopher E. Kashmerick, Treasurer

Date           05/28/10